UNAUDITED CONSOLIDATED CONDENSED STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended	4 Months Ended	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021
Cash Flows from Operating Activities:
Net income (loss)		$ (25,380,878)	$ 10,811,165
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of derivative liabilities	$ (7,988,160)	24,193,170	(16,410,500)
General and administrative expenses paid by Sponsor under note payable		4,817
Financing costs - derivative liabilities		970,840
Income on investments held in Trust Account	10,410	78,522	106,550
Changes in operating assets and liabilities:
Prepaid expenses		(405,522)	125,673
Due from related party			(7,713)
Accounts payable		31,490	148,805
Accrued expenses		106,922	4,606,012
Due to related party			21,049
Income tax payable		4,749	2,015
Franchise tax payable		61,264	13,478
Net cash used in operating activities		(491,670)	(796,566)
Cash Flows from Investing Activities
Cash deposited in Trust Account		(402,500,000)
Net cash used in investing activities		(402,500,000)
Cash Flows from Financing Activities:
Proceeds from note payable to related party		177,840
Repayment of note payable to related party		(182,657)
Proceeds received from initial public offering, gross		402,500,000
Proceeds received from private placement		10,050,000
Offering costs paid		(8,473,880)
Net cash provided by financing activities		404,071,303
Net change in cash		1,079,633	(796,566)
Cash - beginning of the period		0	1,079,633
Cash - end of the period	$ 283,067	1,079,633	283,067
Supplemental disclosure of noncash activities:
Offering costs paid by Sponsor in exchange for issuance of Class B common stock		25,000
Offering costs included in accrued expenses		108,175
Offering costs included in accounts payable		7,425
Deferred underwriting commissions in connection with the initial public offering		14,087,500
Deferred legal fees in connection with the initial public offering		100,000
Initial value of common stock subject to possible redemption		359,258,880
Change in value of common stock subject to possible redemption		$ (24,376,900)	$ (10,811,160)